Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2014
Property, Plant and Equipment [Abstract]
Property and equipment values [Table Text Block]
Property and equipment consists of the following as of November 30, 2014 and 2013 (in thousands):

	2014	2013
Land, buildings and improvements	$114,618	$108,287
Capitalized software	271,556	149,681
Computers and office equipment	163,825	195,006
Property and equipment, gross	549,999	452,974
Less: Accumulated depreciation	(248,580)	(207,408)
Property and equipment, net	$301,419	$245,566